ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from end users	$ 1,197	$ 1,218
Deposit from customers	2,968	485
Business tax and other taxes payable	131	120
Professional fees and services payable	1,260	1,276
Promotional events payables	362	347
Unfavorable contract - current	1,080	5,407
Others	980	496
Accrued expenses and other current liabilities	$ 7,978	$ 9,349